Variable Interest Entities (Details 1) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entities (Details)
Net cash provided by (used in) operating activities	$ (100,992)	$ 97,005	$ 562,432
Net cash provided by (used in) investing activities	0	0	(18,702)
Net cash provided by (used in) financing activities	$ 0	$ 0	$ (578,888)